FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk $ in Millions	Dec. 31, 2021 ARS ($)
Schedule of maturity of financial liabilities
Financial liabilities	$ 385,164
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	50,337
Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	313,975
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	20,727
Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	125
Due
Schedule of maturity of financial liabilities
Financial liabilities	2,717
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	2,717
Less than 1 year
Schedule of maturity of financial liabilities
Financial liabilities	121,803
Less than 1 year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	46,519
Less than 1 year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	68,437
Less than 1 year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	6,724
Less than 1 year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	123
Second year
Schedule of maturity of financial liabilities
Financial liabilities	63,852
Second year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	900
Second year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	58,941
Second year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	4,009
Second year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	2
January 2024 thru December 2024
Schedule of maturity of financial liabilities
Financial liabilities	61,691
January 2024 thru December 2024 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	166
January 2024 thru December 2024 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	58,489
January 2024 thru December 2024 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	3,036
January 2025 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities	135,101
January 2025 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	35
January 2025 and thereafter | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	128,108
January 2025 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	$ 6,958